Excess Contributions Payable To Participants	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Nonparticipant-Directed Investment [Line Items]
Excess Contributions Payable To Participants	EXCESS CONTRIBUTIONS PAYABLE TO PARTICIPANTS
The Plan is subject to certain non-discrimination rules under the PR Code. As of December 31, 2025, the Plan failed certain of the non-discrimination tests under the PR Code due to lower contribution percentages by non-highly compensated eligible employees relative to the contribution percentages of highly compensated eligible employees. In order to meet the requirements of the non-discrimination rules, the Plan refunded a portion of the contributions made by highly compensated participants, in accordance with applicable provisions of the PR Code. The refund for 2025, paid in February 2026, totaled $15,498. These refunds are included as other liabilities in the Plan’s statements of net assets available for benefits. For the year ended December 31, 2024, the Plan successfully passed all applicable non-discrimination tests.